                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21232

                      FORTRESS PINNACLE INVESTMENT FUND LLC
               (Exact name of Registrant as specified in charter)

      1251 Avenue Of The Americas,
        16th Floor, New York, NY                                         10020
(Address of principal executive offices)                              (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

FINANCIAL STATEMENTS (Unaudited):

   Statement of Assets and Liabilities at June 30, 2005                       2

   Schedule of Investments at June 30, 2005                                   3

   Statement of Operations for the Six Months Ended June 30,
   2005 and Financial Highlights for the Six Months Ended
   June 30, 2005 and the Years Ended December 31, 2004 and
   2003 and the Period from November 1, 2002
   through December 31, 2002                                                  4

   Statement of Cash Flows for the Six Months Ended June 30, 2005             5

   Statements of Changes in Net Assets for the Six Months Ended
   June 30, 2005 and the Year Ended December 31, 2004                         6

   Notes to Financial Statements                                              7

             Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Pinnacle Investment Fund, LLC

We have reviewed the accompanying statement of assets and liabilities of Fortress Pinnacle Investment Fund, LLC (the "Company"), including the schedule of investments, as of June 30, 2005, and the related statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2005. These interim financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with U.S generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended December 31, 2004 and financial highlights for each of the two years in the period then ended and for the period from November 1, 2002 through December 31, 2002, and in our report dated February 28, 2005, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.


                                        /s/ Ernst & Young LLP

August 29, 2005
New York, New York

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2005
                                                                   -------------
ASSETS
   Investments at fair value (cost $8,787)                           $193,425
   Cash and cash equivalents                                            2,718
   Due from affiliate                                                   1,463
   Other receivables                                                       18
                                                                     --------
                                                                      197,624
                                                                     --------
LIABILITIES
   Accounts payable and other liabilities                                  34
   Preferred equity (mandatorily redeemable)                               52
                                                                     --------
                                                                           86
                                                                     --------
NET ASSETS, representing members' capital                            $197,538
                                                                     ========
NET ASSETS CONSISTS OF:
   Capital paid in                                                   $ 26,284
   Capital distributed                                                (17,456)
   Undistributed net investment income                                  4,072
   Accumulated net unrealized gain                                    184,638
                                                                     --------
                                                                     $197,538
                                                                     ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

SCHEDULE OF INVESTMENTS (Unaudited)
(dollar amounts in thousands)

Investments                Description of Securities   Cost (a)   Fair Value
-----------                -------------------------   --------   ----------
Global Signal Inc. (GSL)    5,137,444 common shares     $8,787     $193,425
                                                        ======     ========

(a) The United States Federal income tax basis of Fortress Pinnacle Investment Fund LLC's investment at the end of the period was $0, and, accordingly, the unrealized appreciation for United States Federal income tax purposes was approximately $193.4 million.

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited)
(dollar amounts in thousands)

                                                                     Six Months
                                                                       Ended
                                                                   June 30, 2005
                                                                   -------------
Income
   Dividends                                                          $ 4,110
   Interest income                                                          6
                                                                      -------
                                                                        4,116
                                                                      -------
Expenses
   Professional fees                                                       20
   Directors' fees                                                         18
   Insurance expense                                                        4
   Preferred dividends                                                      2
                                                                      -------
                                                                           44
                                                                      -------
Net investment income                                                   4,072
Net unrealized gain on investments                                     51,940
                                                                      -------
Net increase in net assets resulting from operations                  $56,012
                                                                      =======

FINANCIAL HIGHLIGHTS

                                                                                                              Period from
                                                                   Six Months    Year Ended December 31,    November 1, 2002
                                                                     Ended       -----------------------        through
                                                                 June 30, 2005         2004   2003         December 31, 2002
                                                                 -------------        -----   ----         -----------------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                      0.1%*             0.2%   0.0%              0.0%*
   Ratio of allocations to the Advisory Member                        0.0%*             0.5%   0.1%              0.5%*
                                                                    -----             -----   ----              ----
   Ratio of expenses and allocations to average net assets            0.1%*             0.7%   0.1%              0.5%*
                                                                    =====             =====   ====              ====
   Ratio of net investment income (loss) to average net assets        4.9%*             7.2%  (0.1)%            (0.1)%*
   Portfolio turnover rate                                            0.0%*             0.0%   0.0%              0.0%*
   IRR since inception                                              118.5%            125.8%  18.8%              0.0%
   Total return                                                     33.93%            392.9%  29.5%             (0.1)%

*    Annualized.

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                   Six Months Ended
                                                                     June 30, 2005
                                                                   ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                   $ 56,012
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Net unrealized gain on investments                                   (51,940)
   Change in:
      Due from affiliate                                                 (1,441)
      Accounts payable and other liabilities                                (13)
                                                                       --------
Net cash provided by operating activities                                 2,618
                                                                       --------

CASH FLOW FROM FINANCING ACTIVITIES:
   Capital Contributions                                                     --
   Capital Distributions                                                     --
                                                                       --------
Net cash used in financing activities                                        --
                                                                       --------

NET INCREASE IN CASH AND CASH EQUIVALENTS                                 2,618

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                              100
                                                                       --------
CASH AND CASH EQUIVALENTS, END OF PERIOD                               $  2,718
                                                                       ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                       Six Months Ended       Year Ended
                                                         June 30, 2005    December 31, 2004
                                                       ----------------   -----------------
Increase in net assets resulting from operations
   Net investment income                                   $  4,072           $  6,549
   Net unrealized gain on investments                        51,940            125,131
                                                           --------           --------
Net increase in net assets resulting from operations         56,012            131,680
Capital contributions                                            --                784
Capital distributions                                            --            (17,456)
Distributions of net investment income                           --             (6,504)
                                                           --------           --------
Net increase in net assets                                   56,012            108,504
Net assets, beginning of period                             141,526             33,022
                                                           --------           --------
Net assets, end of period                                  $197,538           $141,526
                                                           ========           ========
Undistributed net investment income                        $  4,072           $     --
                                                           ========           ========

See notes to financial statements.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

1.   ORGANIZATION

     Fortress Pinnacle Investment Fund LLC (the "Company") was formed on July 24, 2002 as a Delaware limited liability company and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). The Company was formed primarily to invest in the common stock of Global Signal Inc. ("GSL") (formerly Pinnacle Holdings Inc.), a cell tower leasing company. The Company also invested in Pinnacle Towers Acquisition Inc. ("PTA"), which was subsequently merged into Global Signal Inc.

     The members of the Company include Weyerhaeuser Company Master Retirement Trust ("Weyerhaeuser"), Aurora Cayman Limited ("Aurora"), Morgan Stanley Private Markets Fund I ("Morgan Stanley"), Howard Hughes Medical Institute ("HHMI") and FIG Advisors LLC ("FIG" and together with Weyerhaeuser, Aurora, Morgan Stanley and HHMI, the "Members"), with FIG acting as Advisory Member. The liability of each member is limited to the amount of capital contributions required to be made by such member in accordance with the provisions of the Company's operating agreement, as amended. The operating agreement provides that, unless terminated earlier in accordance with the Act, the Company can be terminated by a vote of 75% of the membership interests and 75% of the preferred equity interests described in
     Note 4.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). The Company reports its investments at fair value on the reporting date, including its investment in GSL.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, the Company may encounter market risk. Market risk reflects changes in the value of investments in securities due to changes in interest rates or other market factors, including the valuation of equity securities held by the Company.

     VALUATION OF ASSETS AND LIABILITIES - The valuation of investments is determined in accordance with the Company's valuation policies as approved by the Company's board of managers. The Company's primary underlying investment, GSL, is traded on a national securities exchange and is stated at the last reported sales price on the day of valuation.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these financial statements as each Member is individually responsible for reporting income or loss based upon their respective share of the Company's income and expenses as reported for income tax purposes.

FORTRESS PINNACLE INVESTMENT FUND LLC
(A Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition. No distributions were paid during the period ended June 30, 2005.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - The Company records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date of receipt.

     CASH AND CASH EQUIVALENTS - The Company considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Certain amounts on deposit with major financial institutions may, from time to time, exceed insured limits.

3.   ALLOCATIONS TO MEMBERS

     Net profits, as defined, are first allocated to FIG in an amount equal to a cumulative return of 1.5% per annum on all capital contributions provided that FIG shall receive no more than 1.5% of total capital contributions. Remaining Net Profits are then allocated to holders of the preferred equity interest in accordance with its terms, then to the Members other than FIG.

     Net Losses, as defined, are first allocated to the Members other than FIG or holders of the preferred equity interest until their capital accounts have a zero balance. Remaining Net Losses are then allocated to holders of the preferred equity interest until their capital accounts have a zero balance, then to the Members other than FIG or holders of the preferred equity interest.

4.   PREFERRED EQUITY INTERESTS

     The Company has issued preferred equity interests in the aggregate amount of $52,000 to 104 qualified investors. Such securities receive a 10% return, payable out of the Company's Net Profits.

5.   DUE FROM AFFILIATE

     Due from affiliate represents dividends received from Global Signal Inc. net of operating expenses paid by an affiliate of the Advisory Member on behalf of the Company.

FORTRESS PINNACLE INVESTMENT FUND, LLC
Supplemental Information (Unaudited)

I. Board of Managers Information

Aggregate remuneration paid by Fortress Pinnacle Investment Fund, LLC during the period January 1 to June 30, 2005 to all directors equals $8,125.

The Statement of Additional Information includes additional information about managers and is available upon request without charge by calling collect (212) 798-6100.

II. Proxy Voting

A description of the policies and procedures that Fortress Pinnacle Investment Fund, LLC uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Pinnacle Investment Fund, LLC voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and
(ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Pinnacle Investment Fund, LLC files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Pinnacle Investment Fund, LLC's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of June 30, 2005, by industry based on the net asset value of each investment:

Telecommunications   100.0%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Pinnacle Investment Fund LLC


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    ---------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2005


By: /s/ Jeffrey Rosenthal
    ---------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005